Taxes (Details) - Schedule of deferred tax assets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets:
Net operating loss carry-forwards	$ 785,550	$ 186,537
Allowance for doubtful accounts	84,447
Total	869,997	186,537
Valuation allowance
Total deferred tax assets	$ 869,997	$ 186,537